Activity in Options Outstanding under Employee Stock Option Scheme, Employees Stock Option Schemes (Parenthetical) (Detail) (Employees Stock Option Scheme)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised	33,459,050	[1]	20,559,850	[1]	37,412,060	[1]
Pending Allotment of Equity Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised	728,290

[1]	As of March 31, 2013 includes 728,290 options exercised, pending allotment of equity shares